UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2011

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           ASA Gold and Precious Metals Limited
Address:        400 S. El Camino Real, Suite 710,
                San Mateo, CA 94402-1708


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rodney D. Yee
Title:  Chief Operating Officer, Chief Financial Officer & Treasurer
Phone:  650-376-3135


Signature, Place, and Date of Signing:

/s/ RODNEY YEE                  SAN MATEO, CA                   AUGUST 15, 2011
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:         $337,550 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

   COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
   --------                --------    --------   --------        --------          --------    --------            --------
                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Ltd           COM           008474108   33,143     525,000   SH           Sole                     525,000

Barrick Gold
  Corp                COM           067901108   56,613   1,250,000   SH           Sole                   1,250,000

Compania de Minas     Sponsored
  Buenaventura        ADR           204448104   34,524     909,000   SH           Sole                     909,000

Eldorado Gold
  Corp.               COM           284902103    9,581     650,000   SH           Sole                     650,000

ETFS Palladium
  Trust               Sh Ben Int    26923A106    3,020      40,000   SH           Sole                      40,000

ETFS Platinum
  Trust               SH Ben Int    26922V101    1,711      10,000   SH           Sole                      10,000


Goldcorp Inc. New     COM           380956409   52,247   1,082,400   SH           Sole                   1,082,400


IAMGOLD Corp          COM           450913108   11,256     600,000   SH           Sole                     600,000

Kinross Gold          COM
  Corp                No Par        496902404   17,775   1,125,000   SH           Sole                   1,125,000

Newmont Mining
  Corp                COM           651639106   28,084     520,368   SH           Sole                     520,368


NovaGold              Note 5.5% 5/0 66987EAA5    6,080    5,000,000  PRN          Sole                   5,000,000
  Res Inc.

NovaGold              COM New       66987E206   21,231   2,307,691   SH           Sole                   2,307,691
  Res Inc.

Randgold              ADR           752344309   49,985     594,700   SH           Sole                     594,700
  Res Ltd

Royal Gold Inc.       COM           780287108   12,300     210,000   SH           Sole                     210,000

